Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of summarizes geographic information

The following table summarizes geographic information for long-lived assets (in thousands):

	December 31,	December 31,
	2021	2020
United States	$1,997	$8,965
Malaysia	26,870	28,185
Other	728	135
Total	$29,595	$37,285